Benefit Plans (Net Pension Cost Weighted-Average Assumptions) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.40%	5.90%	6.10%
Expected rate of return on plan assets	6.25%	7.20%	7.20%
Rate of compensation increase	3.50%	4.50%	4.50%
Non-U.S. Plans - Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.00%	4.33%	4.68%
Expected rate of return on plan assets	6.21%	6.69%	6.89%
Rate of compensation increase	2.90%	3.21%	3.34%